Allowance for Loan and Lease Losses Schedule of Recorded Investment Credit Quality Indicators (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	$ 13,252,724		$ 12,505,089
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	671,918		1,168,732
Financing Receivable, Recorded Investment, Nonaccrual Status	82,900		151,653
Residential Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	5,153,106	[1]	3,949,284	[1]
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0		0
Financing Receivable, Recorded Investment, Nonaccrual Status	56,517		68,924
Government insured pool buyouts [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	1,891,637	[2],[3]	2,759,464	[2],[3]
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	671,918		1,168,732
Financing Receivable, Recorded Investment, Nonaccrual Status	0	[2],[3]	0	[2],[3]
Lease financing receivables [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	1,237,941		836,935
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0		0
Financing Receivable, Recorded Investment, Nonaccrual Status	4,527		2,010
Home equity lines [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	151,916		179,600
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0		0
Financing Receivable, Recorded Investment, Nonaccrual Status	3,270		4,246
Consumer and credit card [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	5,154		8,038
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0		0
Financing Receivable, Recorded Investment, Nonaccrual Status	37		339
Residential, Leasing, Home Equity Line of Credit and Consumer and Credit Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	8,439,754		7,733,321
Financing Receivable, Recorded Investment, Nonaccrual Status	64,351		75,519
Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	1,622,720		1,381,440
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0		0
Financing Receivable, Recorded Investment, Nonaccrual Status	1,005		4,985
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	3,190,250		3,390,328
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0		0
Financing Receivable, Recorded Investment, Nonaccrual Status	17,544		71,149
Commercial and Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	4,812,970		4,771,768
Performing Financing Receivable [Member] | Residential Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	5,096,589	[1]	3,880,360	[1]
Performing Financing Receivable [Member] | Government insured pool buyouts [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	1,219,719	[2],[3]	1,590,732	[2],[3]
Performing Financing Receivable [Member] | Lease financing receivables [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	1,233,414		834,925
Performing Financing Receivable [Member] | Home equity lines [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	148,646		175,354
Performing Financing Receivable [Member] | Consumer and credit card [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	5,117		7,699
Performing Financing Receivable [Member] | Residential, Leasing, Home Equity Line of Credit and Consumer and Credit Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	7,703,485		6,489,070
Nonperforming Financing Receivable [Member] | Residential Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	[1]	0	[1]
Financing Receivable, Recorded Investment, Nonaccrual Status	56,517	[1]	68,924	[1]
Nonperforming Financing Receivable [Member] | Government insured pool buyouts [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	671,918	[2],[3]	1,168,732	[2],[3]
Nonperforming Financing Receivable [Member] | Lease financing receivables [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0		0
Financing Receivable, Recorded Investment, Nonaccrual Status	4,527		2,010
Nonperforming Financing Receivable [Member] | Home equity lines [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0		0
Financing Receivable, Recorded Investment, Nonaccrual Status	3,270		4,246
Nonperforming Financing Receivable [Member] | Consumer and credit card [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0		0
Financing Receivable, Recorded Investment, Nonaccrual Status	37		339
Nonperforming Financing Receivable [Member] | Residential, Leasing, Home Equity Line of Credit and Consumer and Credit Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	671,918		1,168,732
Pass [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	1,621,479		1,368,054
Pass [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	2,989,493		3,027,554
Pass [Member] | Commercial and Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	4,610,972		4,395,608
Special Mention [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	135		565
Special Mention [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	34,012		79,779
Special Mention [Member] | Commercial and Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	34,147		80,344
Substandard [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	1,106		8,416
Substandard [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	166,745		282,995
Substandard [Member] | Commercial and Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	167,851		291,411
Doubtful [Member] | Commercial Loan [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0		4,405
Doubtful [Member] | Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	0		0
Doubtful [Member] | Commercial and Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Net of Deferred Income	$ 0		$ 4,405

[1]	(1) For the periods ended December 31, 2013 and December 31, 2012, performing residential mortgages included $7,879 and $14,682, respectively of ACI loans greater than 90 days past due and still accruing.
[2]	(3) Non-performing government insured pool buyouts represent loans that are 90 days or greater past due but remain on accrual status as the interest earned is insured and thus collectible from the insuring governmental agency.
[3]	(2) For the periods ended December 31, 2013 and December 31, 2012, performing government insured pool buyouts included $350,312 and $553,902, respectively of ACI loans greater than 90 days past due and still accruing.